                      ROBERTSON STEPHENS INVESTMENT TRUST

                           FUND PROSPECTUS SUPPLEMENT
                   TO CLASS A PROSPECTUS DATED APRIL 1, 1997

SHORT SALES. The section of the Prospectus entitled "Short Sales," appearing on page 14, is amended: (i) by deleting the reference to the Global Low-Priced Stock Fund in the introductory parenthetical, and (ii) by adding at the end of the section the following:

"The Contrarian Fund-TM- may enter into short sales on securities with a value of up to 40% of the Fund's total assets, and its positions in short sales may have the effect of providing the Fund with investment leverage. To the extent the Fund enters into short sales on a substantial portion of its assets, the Fund will to that extent be exposed to the risks of short sales described above. For a description of the effects and the risks of investment leverage, see 'Borrowing and Leverage' in this Prospectus.

"Each of the other Funds may enter into short sales on securities with a value of up to 25% of the Fund's total assets. (The Global Low-Priced Stock Fund will only enter into short sales on securities which it owns, for hedging purposes.) A Fund's ability to engage in short sales may be limited by tax considerations."

CHANGE OF CONTROL OF RSIM. Robertson, Stephens & Company Investment Management, L.P. and Robertson Stephens Investment Management, Inc. (collectively, "RSIM") have informed the Trust that the Robertson Stephens group of companies, of which RSIM is an affiliate, will be acquired by BankAmerica Corporation ("BankAmerica"), in a transaction expected to occur in the fourth quarter of this year. BankAmerica is a global financial services company with $250 billion in assets and an equity capital base of $20 billion. The proposed arrangement does not contemplate any changes in the management or operations of RSIM. Consummation of the acquisition, which is subject to a number of conditions including regulatory approvals, will result in the termination of the Investment Advisory Agreements between RSIM and the Trust for each of the Funds. The Trustees of the Trust have approved new Investment Advisory Agreements with RSIM in respect of the Funds, to become effective upon consummation of the acquisition. Implementation of the Agreements, which are substantially identical to the current Investment Advisory Agreements, is subject to approval of shareholders at a meeting expected to be held in September, 1997.

                                                                   JULY 31, 1997

                      ROBERTSON STEPHENS INVESTMENT TRUST

                           FUND PROSPECTUS SUPPLEMENT
                   TO CLASS C PROSPECTUS DATED APRIL 1, 1997

SHORT SALES. The section of the Prospectus entitled "Short Sales," appearing on page 11, is amended: (i) by deleting the reference to the Global Low-Priced Stock Fund in the introductory parenthetical, and (ii) by adding at the end of the section the following:

"The Contrarian Fund-TM- may enter into short sales on securities with a value of up to 40% of the Fund's total assets, and its positions in short sales may have the effect of providing the Fund with investment leverage. To the extent the Fund enters into short sales on a substantial portion of its assets, the Fund will to that extent be exposed to the risks of short sales described above. For a description of the effects and the risks of investment leverage, see 'Borrowing and Leverage' in this Prospectus.

"Each of the other Funds may enter into short sales on securities with a value of up to 25% of the Fund's total assets. (The Global Low-Priced Stock Fund will only enter into short sales on securities which it owns, for hedging purposes.) A Fund's ability to engage in short sales may be limited by tax considerations."

CHANGE OF CONTROL OF RSIM. Robertson, Stephens & Company Investment Management, L.P. and Robertson Stephens Investment Management, Inc. (collectively, "RSIM") have informed the Trust that the Robertson Stephens group of companies, of which RSIM is an affiliate, will be acquired by BankAmerica Corporation ("BankAmerica"), in a transaction expected to occur in the fourth quarter of this year. BankAmerica is a global financial services company with $250 billion in assets and an equity capital base of $20 billion. The proposed arrangement does not contemplate any changes in the management or operations of RSIM. Consummation of the acquisition, which is subject to a number of conditions including regulatory approvals, will result in the termination of the Investment Advisory Agreements between RSIM and the Trust for each of the Funds. The Trustees of the Trust have approved new Investment Advisory Agreements with RSIM in respect of the Funds, to become effective upon consummation of the acquisition. Implementation of the Agreements, which are substantially identical to the current Investment Advisory Agreements, is subject to approval of shareholders at a meeting expected to be held in September, 1997.

                                                                   JULY 31, 1997